OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term deposits	¥ 181,477		¥ 117,345		$ 26,312
Prepayments for equipment, net	119,009		16,866		17,254
Carrying amounts of land use rights	26,100		6,947		3,781
Prepaid leasehold improvements	1,177		22,768		171
Other non-current assets, net	327,744		163,926		$ 47,518
Original values	26,700		7,300
Accumulated amortization	¥ 600		400
Period of land use rights (in years)	50 years	50 years
Amortization of land use rights	¥ 200	$ 30	¥ 150	¥ 140